Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill
Summary of carrying value of goodwill

			Services and
	Capital	Asset	other
	provision	management	corporate	Total
	$'000	$'000	$'000	$'000
At January 1, 2020	107,991	25,020	988	133,999
Foreign exchange gains	-	-	33	33
At December 31, 2020	107,991	25,020	1,021	134,032

			Services and
	Capital	Asset	other
	provision	management	corporate	Total
	$'000	$'000	$'000	$'000
At January 1, 2019	107,991	25,020	955	133,966
Foreign exchange gains	-	-	33	33
At December 31, 2019	107,991	25,020	988	133,999

Summary of sensitivity to key assumptions

		December 31, 2020		December 31, 2019
		Capital	Asset	Capital	Asset
		provision	management	provision	management
		$'000	$'000	$'000	$'000
Assumption	Sensitivity
Discount rate	1%	(279,556)	(12,662)	(259,781)	(17,829)
Terminal growth rate	(1)%	(214,849)	(9,773)	(200,020)	(14,373)
Return on capital provision assets	(1)%	(165,300)	(7,986)	(198,301)	(9,611)